Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000176698 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202458 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.30%
C000176696 | Financial
Holdings [Line Items]
Percent of Total Investments	19.80%
C000176696 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.70%
C000176696 | Utilities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000176696 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.70%
C000176696 | Energy
Holdings [Line Items]
Percent of Total Investments	8.00%
C000176696 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176696 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	17.60%
C000176696 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176696 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	83.10%
C000176696 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176696 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202456 | Financial
Holdings [Line Items]
Percent of Total Investments	19.80%
C000202456 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	18.70%
C000202456 | Utilities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202456 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.70%
C000202456 | Energy
Holdings [Line Items]
Percent of Total Investments	8.00%
C000202456 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.10%
C000202456 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	17.60%
C000202456 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202456 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	83.10%
C000202456 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.10%
C000202456 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176700 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000176700 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000176700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176700 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176700 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176700 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000202460 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000202460 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202460 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202460 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202460 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202460 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202460 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202460 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176695 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000176695 | Financial
Holdings [Line Items]
Percent of Total Investments	21.50%
C000176695 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.60%
C000176695 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.70%
C000176695 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176695 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.50%
C000176695 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176695 | Technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000176695 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176695 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000176695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000176695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000176695 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176695 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176695 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.90%
C000176695 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176695 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176695 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176695 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176695 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176695 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176695 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176695 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202455 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000202455 | Financial
Holdings [Line Items]
Percent of Total Investments	21.50%
C000202455 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.60%
C000202455 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.70%
C000202455 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202455 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.50%
C000202455 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202455 | Technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000202455 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202455 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202455 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202455 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000202455 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000202455 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202455 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.90%
C000202455 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202455 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202455 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202455 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202455 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202455 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202455 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202455 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176692 | Financial
Holdings [Line Items]
Percent of Total Investments	17.10%
C000176692 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.50%
C000176692 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176692 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	24.90%
C000176692 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176692 | Technology
Holdings [Line Items]
Percent of Total Investments	24.10%
C000176692 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176692 | Communications
Holdings [Line Items]
Percent of Total Investments	13.40%
C000176692 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.90%
C000176692 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176692 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176692 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176692 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202452 | Financial
Holdings [Line Items]
Percent of Total Investments	17.10%
C000202452 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.50%
C000202452 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202452 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	24.90%
C000202452 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202452 | Technology
Holdings [Line Items]
Percent of Total Investments	24.10%
C000202452 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202452 | Communications
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202452 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	95.90%
C000202452 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202452 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202452 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202452 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.30%
C000176699 | Financial
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176699 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.50%
C000176699 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176699 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.70%
C000176699 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.90%
C000176699 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000176699 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000176699 | Government
Holdings [Line Items]
Percent of Total Investments	9.20%
C000176699 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176699 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176699 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.90%
C000176699 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	34.80%
C000176699 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	11.50%
C000176699 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.50%
C000176699 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	9.10%
C000176699 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202459 | Financial
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202459 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202459 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202459 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.70%
C000202459 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202459 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000202459 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.10%
C000202459 | Government
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202459 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202459 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202459 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202459 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	34.80%
C000202459 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202459 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202459 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202459 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000176693 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202453 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176701 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176701 | General Obligation
Holdings [Line Items]
Percent of Total Investments	41.70%
C000176701 | Education
Holdings [Line Items]
Percent of Total Investments	15.90%
C000176701 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.30%
C000176701 | Development
Holdings [Line Items]
Percent of Total Investments	6.60%
C000176701 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176701 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	18.40%
C000176701 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176701 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176701 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176701 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176701 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	95.30%
C000202461 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202461 | General Obligation
Holdings [Line Items]
Percent of Total Investments	41.70%
C000202461 | Education
Holdings [Line Items]
Percent of Total Investments	15.90%
C000202461 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.30%
C000202461 | Development
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202461 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202461 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	18.40%
C000202461 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202461 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202461 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202461 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202461 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	95.30%
C000176697 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000176697 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	12.80%
C000176697 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176697 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176697 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000176697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176697 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176697 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176697 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176697 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	89.00%
C000176697 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	8.10%
C000176697 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176697 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176697 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176697 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176697 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176697 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202457 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000202457 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202457 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202457 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202457 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000202457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202457 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202457 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202457 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	89.00%
C000202457 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202457 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202457 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202457 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202457 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202457 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202457 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.30%
C000226066 | Financial
Holdings [Line Items]
Percent of Total Investments	17.40%
C000226066 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.10%
C000226066 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.80%
C000226066 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.10%
C000226066 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226066 | Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000226066 | Communications
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226066 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226067 | Financial
Holdings [Line Items]
Percent of Total Investments	17.40%
C000226067 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.10%
C000226067 | Industrial
Holdings [Line Items]
Percent of Total Investments	6.80%
C000226067 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.10%
C000226067 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000226067 | Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000226067 | Communications
Holdings [Line Items]
Percent of Total Investments	15.20%
C000226067 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	8.30%
C000176694 | Financial
Holdings [Line Items]
Percent of Total Investments	19.30%
C000176694 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.40%
C000176694 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.10%
C000176694 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176694 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.50%
C000176694 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176694 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176694 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	12.10%
C000176694 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.40%
C000176694 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176694 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176694 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176694 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000176694 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | Financial
Holdings [Line Items]
Percent of Total Investments	19.30%
C000202454 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	19.40%
C000202454 | Industrial
Holdings [Line Items]
Percent of Total Investments	16.10%
C000202454 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202454 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202454 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202454 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202454 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	12.10%
C000202454 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.40%
C000202454 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202454 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202454 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202454 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202454 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%